Jul. 25, 2024

This supplement updates information currently in the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information. Please retain this supplement for future reference.

On July 25, 2024, the Board of Trustees of Brown Capital Management Mutual Funds (the “Trust”) approved the elimination of the 2.00% redemption fee with respect to the Investor Class shares and Institutional Class shares (“Shares”) of the Brown Capital Management International All Company Fund and the Brown Capital Management International Small Company Fund, effective July 25, 2024 (the “Effective Date”). Accordingly, as of the Effective Date the Funds will no longer charge a 2.00% fee on Fund Shares redeemed within 60 days of purchase.

As of the Effective Date, all references to redemption fees in the Funds’ current Summary Prospectuses, Prospectuses and Statement of Additional Information are deleted in their entirety.

For more information regarding this supplement please call 1-877-892-4BCM.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.